Columbia Mid Cap Growth Opportunity Fund

Supplement dated July 28, 2011

to the Prospectuses dated January 28, 2011

Effective August 1, 2011, the information under the caption “Fund Management” in the Summary of the Fund section is superseded and hereby replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
George J. Myers, CFA	Lead Portfolio Manager	Aug. 2011
Wayne M. Collette, CFA	Portfolio Manager	Aug. 2011
Lawrence W. Lin, CFA	Portfolio Manager	Aug. 2011
Brian D. Neigut	Portfolio Manager	Aug. 2011

The portfolio manager information under the caption “Fund Management and Compensation” in the More Information about the Fund section is superseded and hereby replaced with the following:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

George J. Myers, CFA, Lead Portfolio Manager

•	Managed the Fund since Aug. 2011.
•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2004.
•	Began investment career in 1998.
•	MS, University of Wisconsin, Madison.

Wayne M. Collette, CFA, Portfolio Manager

•	Managed the Fund since Aug. 2011.
•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since March 2001.
•	Began investment career in 1996.
•	MBA, Columbia University.

Lawrence W. Lin, CFA, Portfolio Manager

•	Managed the Fund since Aug. 2011.
•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since December 2006. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006.
•	Began investment career in 1998.
•	BS, University of Southern California.

Brian D. Neigut, Portfolio Manager

•	Managed the Fund since Aug. 2011.
•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since February 2007. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006.
•	Began investment career in 1995.
•	BBA, Pacific Lutheran University.

The rest of this section remains the same.

S-6426-7 A (7/11)